Segment information - Segment revenue to consolidated net income - Additional information (Details) - Operating segments [member] - Orange Bank Operating Segment Member - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net banking income included in miscellaneous operating income	€ 149	€ 116	€ 109
Cost of risk included in miscellaneous operating expenses	€ (63)	€ (45)	€ (46)